Fair value of financial instruments - Significant unobservable inputs (Details) - Level 3 of fair value hierarchy [member]		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Asset-backed financings [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	0	0
Asset-backed financings [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	0.99	2.7
Corporate debt [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1]	1.40%	1.45%
Corporate debt [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	0	0
Corporate debt [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1]	1.90%	1.90%
Corporate debt [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	1	1.21
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	0	0
Loan spread, significant unobservable inputs, assets and liabilities	[1]	0.30%	0.30%
Non-asset-backed loans [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	0	0
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	0.5	0.99
Loan spread, significant unobservable inputs, assets and liabilities	[1]	5.96%	14.95%
Non-asset-backed loans [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1]	1	1
Private equity investments [member] | Min [member] | EBITA [multiple]
Disclosure of detailed information about financial instruments [line items]
Revenue multiple, significant unobservable inputs, assets and liabilities	[1]	0.08	0.05
Private equity investments [member] | Max [member] | EBITA [multiple]
Disclosure of detailed information about financial instruments [line items]
Revenue multiple, significant unobservable inputs, assets and liabilities	[1]	0.13	0.17
Interest rate derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Inflation forwards, significant unobservable inputs, assets and liabilities	[1],[2]	1.00%	(1.00%)
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2]	0.45%	0.25%
Interest rate derivatives [member] | Min [member] | Option pricing model [member]
Disclosure of detailed information about financial instruments [line items]
Inflation volitility, significant unobservable inputs, assets and liabilities	[1],[2]	0.35%	0.35%
IR IR correlation, significant unobservable inputs, assets and liabilities	[1],[2]	(24.00%)	(26.00%)
IFX IR correlation, significant unobservable inputs, assets and liabilities	[1],[2]	(30.00%)	(15.00%)
Interest rate volatility, significant unobservable inputs, assets and liabilities	[1],[2]	0.05%	0.09%
Interest rate derivatives [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	0	0
Interest rate derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Inflation forwards, significant unobservable inputs, assets and liabilities	[1],[2]	3.00%	8.00%
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2]	13.20%	16.69%
Interest rate derivatives [member] | Max [member] | Option pricing model [member]
Disclosure of detailed information about financial instruments [line items]
Inflation volitility, significant unobservable inputs, assets and liabilities	[1],[2]	2.01%	2.07%
IR IR correlation, significant unobservable inputs, assets and liabilities	[1],[2]	99.00%	98.00%
IFX IR correlation, significant unobservable inputs, assets and liabilities	[1],[2]	24.00%	81.00%
Interest rate volatility, significant unobservable inputs, assets and liabilities	[1],[2]	3.53%	2.95%
Interest rate derivatives [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	1	1
Credit derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2]	1.22%	1.33%
Credit derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2]	1.90%	2.74%
Equity derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Discounted margin, significant unobservable inputs, assets and liabilities	[1],[2]	(1.05%)	(1.30%)
Equity derivatives [member] | Min [member] | Option pricing model [member]
Disclosure of detailed information about financial instruments [line items]
Equity Volatility, significant unobservable inputs, assets and liabilities	[1],[2]	3.00%	1.00%
Equity correlation, significant unobservable inputs, assets and liabilities	[1],[2]	(100.00%)	(90.00%)
Equity FX correlation, significant unobservable inputs, assets and liabilities	[1],[2]	(100.00%)	(80.00%)
Equity derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Discounted margin, significant unobservable inputs, assets and liabilities	[1],[2]	3.01%	3.31%
Equity derivatives [member] | Max [member] | Option pricing model [member]
Disclosure of detailed information about financial instruments [line items]
Equity Volatility, significant unobservable inputs, assets and liabilities	[1],[2]	92.00%	150.00%
Equity correlation, significant unobservable inputs, assets and liabilities	[1],[2]	100.00%	100.00%
Equity FX correlation, significant unobservable inputs, assets and liabilities	[1],[2]	45.00%	25.00%

[1]

The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par . A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.

[2]

Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservab le credit spreads is between 31 - 596 bps ( 2016 : 65 - 874 bps).